Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Taxes
Schedule of components of provision (benefit) for income taxes

	2023	2022
Current:
Federal	$272	$—
State	7	5
Total current	279	5
Deferred:
Federal	(71)	1,096
State	—	104
Total deferred	(71)	1,200
Total income tax provision	$208	$1,205

Schedule of deferred tax (liabilities) assets, net

	2023	2022
Deferred Tax Assets:
Impairment	$1,134	$1,147
Accruals	107	108
Reserves	52	75
Interest carryforward	31	31
Net operating losses	3,849	2,387
Other	60	40
Financial instruments	1,392	—
Start-up costs	982	—
UNICAP 263A	175	395
Valuation allowance	(7,011)	(3,583)
Total deferred tax assets	$771	600
Deferred Tax Liabilities:
Prepaid Expense	$(162)	(24)
Other	(30)	(157)
Depreciation	(597)	(509)
Total deferred tax liabilities	(789)	(690)
Deferred tax (liabilities) assets, net	$(18)	$(90)

Schedule of total provision (benefit) for income taxes varies from federal statutory rate

	2023	2022
Loss before income tax expense	$(22,060)	$(12,085)
Statutory tax rate	21%	21%
Income tax (benefit) expense at federal statutory rate	(4,633)	(2,538)
Increase (decrease) resulting from:
Permanent differences	2,300	494
State income tax, net of federal benefit	(177)	(343)
Valuation allowance	3,428	3,583
Other, net	(710)	9
Income tax expense	208	1,205
Current income tax expense	279	5
Deferred income tax (benefit)	(71)	1,200
Total	$208	$1,205

Schedule of changes in valuation allowance

	2023	2022
Balance, beginning of the year	$3,583	$—
Additions to valuation allowance	3,428	3,583
Balance, end of the year	7,011	3,583

Schedule of reconciliation of unrecognized tax benefits

	2023	2022
Balance, beginning of the year	$—	$—
Additions	—	—
Balance, end of the year	—	—

Schedule of effective income tax rates

	2024	2023
Three months ended March 31,	(0.78)%	(7.97)%